THE CHAPMAN FUNDS, INC.
--------------------------------------------------------------------------------







                             THE CHAPMAN FUNDS, INC.

                                  ANNUAL REPORT

                                OCTOBER 31, 1996










--------------------------------------------------------------------------------

THE CHAPMAN FUNDS, INC.

SCHEDULE OF INVESTMENTS - OCTOBER 31, 1996
--------------------------------------------------------------------------------
(Showing Percentage of Total Value of Net Assets)

                            U.S. TREASURY MONEY FUND

 Principal                                                                     Value
  Amount                                                                      (Note B)
----------                                                               -------------

             -----------------------
             U.S. GOVERNMENT - 30.7%
             -----------------------
$10,000,000  U.S. Treasury Bills 4.83%,  Due 11/7/96                     $  9,991,950
  6,000,000  U.S. Treasury Bills 4.765%, Due 11/14/96                       5,989,676
  1,000,000  U.S. Treasury Bills 5.50%,  Due 6/26/97                          963,791
                                                                         ------------
                                                                           16,945,417

             -----------------------------
             REPURCHASE AGREEMENTS - 69.7%
             -----------------------------

 13,000,000  Daiwa Securities, dated 10/31/96, 5.48% agreement to repurchase at $13,001,979 on 11/1/96 (collateralized by
               $11,774,000 US Treasury Bonds, 7.50%, due 11/15/24)         13,000,000
 13,000,000  Nomura Securities, dated 10/31/96, 5.53% agreement to repurchase at $13,001,997 on 11/1/96 (collateralized by
               $12,985,000 U.S. Treasury Bonds, 6.125% due 12/31/96)       13,000,000
 12,404,000  UMB Bank, dated 10/31/96, 5.35% agreement to repurchase at $12,405,843 on 11/1/96 (collateralized by $11,618,000
               U.S. Treasury Bonds, 7.88%, due 11/15/99)                   12,404,000
                                                                         ------------
                                                                           38,404,000

             Total Investments (Cost $55,349,417)* - 100.4%                55,349,417
             Other Assets and Liabilities - (0.4%)                           (220,882)
                                                                         ------------

             Net Assets - 100.0%                                         $ 55,128,535
                                                                         ------------
                                                                         ------------

             *  Cost for federal income tax purposes.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 1996
--------------------------------------------------------------------------------

U.S. TREASURY MONEY FUND

          ASSETS:
          Investments in securities (Including repurchase
             agreements of $38,404,000) at value (Amortized
             cost $55,349,417) (Note B)                                   $55,349,417
          Cash                                                                    394
          Interest receivable                                                   5,819
          Prepaid expenses                                                     17,638
                                                                          -----------

          Total assets                                                     55,373,268
                                                                          -----------


          LIABILITIES:
          Accrued expenses (Note D)                                            64,136
          Distribution payable                                                180,597
                                                                          -----------

          Total liabilities                                                   244,733
                                                                          -----------

          NET ASSETS                                                      $55,128,535
                                                                          -----------
                                                                          -----------

          NET ASSETS CONSISTS OF:
          Capital stock                                                        55,128
          Capital paid-in                                                  55,073,407
                                                                          -----------

          Net assets, for 55,128,535 outstanding common shares
           (Note C)                                                       $55,128,535
                                                                          -----------
                                                                          -----------

          NET ASSET VALUE PER SHARE ($55,128,535
          divided by 55,128,535 outstanding shares)                             $1.00
                                                                          -----------
                                                                          -----------


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

U.S. TREASURY MONEY FUND

          INVESTMENT INCOME:
            Interest income (Note B)                                       $2,150,299
                                                                         ------------


          EXPENSES:
            Management and administrative fees
              (Note D)                                                        240,387
            Custodian fees                                                     25,009
            Rating expense                                                     20,541
            Transfer and dividend disbursing
              agent's fees                                                     18,582
            Legal and auditing                                                 18,465
            Insurance expense                                                  14,548
            Directors' fees and expenses (Note E)                                 318
            Other                                                              11,103
                                                                         ------------

            Total expenses before reimbursement                               348,953

            Reimbursement of expenses (Note D)                                (48,517)
                                                                         ------------

            Net expenses                                                      300,436
                                                                         ------------


          Net increase in net assets resulting
            from operations                                                $1,849,863
                                                                         ------------
                                                                         ------------


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

U.S. TREASURY MONEY FUND

                                                                   FOR THE YEARS
                                                                  ENDED OCTOBER 31,
                                                         ---------------------------------
                                                                1996                1995
                                                         -------------        ------------
INCREASE IN NET ASSETS:
Operations:
    Net increase in net assets
      resulting from operations                          $   1,849,863        $  1,490,630
                                                         -------------        ------------

Dividends:
    Distributions paid to shareholders
      from net investment income
      ($.0464 and $.0497 per share,
      respectively) (Note B)                                (1,849,863)         (1,490,630)
                                                         -------------        ------------

Capital Share Transactions
  (at $1 per share):
    Proceeds from sales of shares                          162,896,210         156,891,847
    Shares issued in reinvestment
      of dividends from net investment
      income                                                 1,070,762           1,179,373
    Cost of shares redeemed                               (143,209,871)       (143,710,447)
                                                         -------------        ------------
Increase in net assets derived
      from capital share transactions                       20,757,101          14,360,773
                                                         -------------        ------------

Total increase                                              20,757,101          14,360,773

NET ASSETS:
Beginning of year                                           34,371,434          20,010,661
                                                         -------------        ------------
End of year                                              $  55,128,535        $ 34,371,434
                                                         -------------        ------------
                                                         -------------        ------------


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

FINANCIAL HIGHLIGHTS - U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                FOR THE YEARS ENDED OCTOBER 31,
                                                            ----------------------------------------------------------------------
                                                               1996           1995           1994           1993           1992
                                                            ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:

   Net asset value, beginning of year. . . . . . . . . . . .     $1.00          $1.00          $1.00          $1.00          $1.00
                                                            ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income. . . . . . . . . . . . . . . . .    0.0464         0.0497         0.0294         0.0241         0.0315
                                                            ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
      From net investment income . . . . . . . . . . . . . .    0.0464         0.0497         0.0294         0.0241         0.0315
                                                            ----------     ----------     ----------     ----------     ----------

   Net asset value, end of year. . . . . . . . . . . . . . .     $1.00          $1.00          $1.00          $1.00          $1.00
                                                            ----------     ----------     ----------     ----------     ----------
                                                            ----------     ----------     ----------     ----------     ----------


TOTAL RETURN . . . . . . . . . . . . . . . . . . . . . . . .     4.74%          5.09%          3.04%          2.44%          3.20%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of year (000 omitted) . . . . . . . . . .   $55,129        $34,371        $20,011        $23,515        $33,002


RATIOS TO AVERAGE NET ASSETS:
   Expenses. . . . . . . . . . . . . . . . . . . . . . . . .     0.75%          0.75%          0.75%          0.75%          0.75%
   Net investment income . . . . . . . . . . . . . . . . . .     4.63%          5.02%          2.94%          2.41%          3.15%


--------------------------------------------------------------------------------
* Chapman Capital Management, Inc. (the "Advisor") agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .75% of average daily net assets on an annual basis. The expense ratio , had there been no reimbursement of the expenses by the Advisor, would have been .87%, .97%, 1.12%, 1.15%, and 1.02% for the years ended October 31, 1996, 1995, 1994, 1993, and 1992, respectively.

THE CHAPMAN FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996

--------------------------------------------------------------------------------
NOTE A - GENERAL

The Chapman Funds, Inc. (the "Fund") was incorporated on November 22, 1988, and operates as a series fund. There are currently two series, the U.S. Treasury Money Fund (the "Money Fund") and the Institutional Cash Management Fund (the "Cash Management Fund"). The Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). During fiscal year 1991, the Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. Since 1991, there has been no activity, including subscriptions for purchase of shares, in the Cash Management Fund, however, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund uses the amortized cost method, which approximates market value, to value portfolio securities which is permitted under Rule 2a-7 of the 1940 Act provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements

The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Distributions to Shareholders

Dividends to shareholders of the Fund are declared daily from net investment income, which consist of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes

Each series of the Fund is treated as a separate entity for Federal income tax purposes and each intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its net investment income to its shareholders. Therefore no provision for income taxes has been made.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

THE CHAPMAN FUNDS, INC.

--------------------------------------------------------------------------------
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The authorized capital stock of the Fund consists of ten billion shares, par value of $.001 per share divided into two portfolios. Each portfolio currently consists of five billion authorized shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment advisor and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of
 .5% and .1%, respectively. For the year ended October 31, 1996, these expenses were $240,387.

Effective January 1, 1995, CCM serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM will be compensated $18 per account with a monthly minimum of $1,500 per fund excluding out-of-pocket expenses. For the year ended October 31, 1996 expenses for these services amounted to $18,582.

CCM agreed to assume all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .75% of average daily net assets on an annualized basis until December 31, 1996. Total expenses reimbursed for the year ended October 31, 1996 were $48,517.

NOTE E - DISTRIBUTION FEES AND RELATED PARTIES

Certain officers and directors of the Fund are "affiliated persons", as defined in the Investment Company Act of 1940, of the Advisor and Sub-Advisor.

Those directors who are not "affiliated persons" (independent directors) receive $1,000 plus certain expenses from the Fund for each Board of Directors meeting they attend. Total expenses paid to directors for the year ended October 31, 1996 were $12,181.

[LETTERHEAD]



                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of The Chapman Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Chapman Funds, Inc. (comprising, the U.S. Treasury Money Fund) as of October 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Chapman Funds, Inc. at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Baltimore, Maryland
November 22, 1996